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Prospectus Summary | MainStay WMC Value Fund
MainStay WMC Value Fund
Investment Objective
The Fund seeks long-term appreciation of capital.
Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. In addition, different financial intermediary firms and financial professionals may impose different sales loads and waivers. More information about these and other discounts or waivers is available from your financial professional, in the "Information on Sales Charges" section starting on page 139 of the Prospectus and Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts, and in the "Alternative Sales Arrangements" section on page 147 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Prospectus Summary - MainStay WMC Value Fund	Class A		INVESTOR CLASS		Class B [1]	Class C	Class I	Class R6
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%		5.00%		none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	none	[2]	none	[2]	5.00%	1.00%	none	none
[1]	Class B shares are closed to all new purchases as well as additional investments by existing Class B shareholders.
[2]	No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Prospectus Summary - MainStay WMC Value Fund		Class A	INVESTOR CLASS	Class B [2]	Class C	Class I	Class R6
Management Fees (as an annual percentage of the Fund's average daily net assets)	[1]	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%
Distribution and/or Service (12b-1) Fees		0.25%	0.25%	1.00%	1.00%	none	none
Other Expenses		0.13%	0.39%	0.39%	0.39%	0.13%	0.05%
Total Annual Fund Operating Expenses		1.04%	1.30%	2.05%	2.05%	0.79%	0.71%
Waivers / Reimbursements	[3]	none	none	none	none	(0.09%)	(0.01%)
Total Annual Fund Operating Expenses After Waivers / Reimbursements	[3]	1.04%	1.30%	2.05%	2.05%	0.70%	0.70%
[1]	The management fee is as follows: 0.66% on assets up to $1 billion; 0.64% on assets from $1 billion to $3 billion; and 0.62% on assets over $3 billion.
[2]	Class B shares are closed to all new purchases as well as additional investments by existing Class B shareholders.
[3]	New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class I shares do not exceed 0.70% of its average daily net assets. In addition, New York Life Investments will waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class R6 do not exceed those of Class I. This agreement will remain in effect until February 28, 2025, and thereafter shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods (except as indicated with respect to Class B and Class C shares). The Example reflects Class B and Class C shares converting into Investor Class shares in years 9-10; expenses could be lower if you are eligible to convert to Class A shares instead. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Assuming redemption at end of period
Expense Example - Prospectus Summary - MainStay WMC Value Fund - USD ($)	Class A	INVESTOR CLASS	Class B	Class C	Class I	Class R6
1 Year	$ 650	$ 626	$ 708	$ 308	$ 72	$ 72
3 Years	863	891	943	643	243	226
5 Years	1,092	1,177	1,303	1,103	430	394
10 Years	$ 1,751	$ 1,989	$ 2,187	$ 2,187	$ 970	$ 882

Assuming no redemption
Expense Example, No Redemption - Prospectus Summary - MainStay WMC Value Fund - USD ($)	Class B	Class C
1 Year	$ 208	$ 208
3 Years	643	643
5 Years	1,103	1,103
10 Years	$ 2,187	$ 2,187

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 29% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests in equity securities issued by companies of any size or market capitalization range. While the Fund does not limit its investments to issuers within a particular capitalization range, it generally invests in large capitalization companies (as represented by the market capitalization range of the Russell 1000® Index, which ranged from $270 million to $3 trillion as of December 31, 2023). The Fund may invest in securities of foreign issuers, including securities of emerging market country issuers. An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer's "country of risk" (or similar designation) as determined by a third-party such as Bloomberg. Wellington Management Company LLP, the Fund’s Subadvisor (the “Subadvisor”), defines emerging market countries as those countries that are included in the MSCI Emerging Markets Index. The Fund may also invest in American Depositary Receipts.

Investment Process: The Subadvisor, seeks to identify companies that are financially sound but temporarily out-of-favor, and that provide above-average potential total returns at below average valuations. The Subadvisor employs a “bottom-up” approach to investment research and seeks to capitalize on investor behavioral biases by investing in companies with an attractive combination of valuation, quality, and capital return, and by taking a long-term view. Quality can be assessed across metrics including free cash flow margin, return on invested capital and net debt to EBITDA (earning before interest, taxes, depreciation and amortization). The Subadvisor may sell stocks when the Subadvisor’s target price is achieved, the Subadvisor’s fundamental outlook with respect to the stock has changed, or in the event the Subadvisor believes more attractive investment alternatives exist. To better assess strategic business issues that impact the performance of a company, the Subadvisor may also give consideration to financially material environmental, social and/or governance (“ESG”) factors. The Subadvisor has discretion to determine the materiality of, as well as the level at which, financially relevant ESG factors are imbedded into its overall fundamental analysis when making an investment decision.

Principal Risks
Risk Table - Prospectus Summary - MainStay WMC Value Fund	Risk [Text Block]
Risk Lose Money [Member]	You can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Member]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Market Risk

Market Risk: Changes in markets may cause the value of investments to fluctuate, which could cause the Fund to underperform other funds with similar investment objectives and strategies. Such changes may be rapid and unpredictable. From time to time, markets may experience periods of stress as a result of various market, economic and geopolitical factors for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions of shares. Such conditions may add significantly to the risk of volatility in the net asset value of the Fund's shares and adversely affect the Fund and its investments.

Portfolio Management Risk

Portfolio Management Risk: The investment strategies, practices and risk analyses used by the Subadvisors may not produce the desired results or expected returns. The Subadvisor may give consideration to certain ESG criteria when evaluating an investment opportunity. The application of ESG criteria may result in the Fund (i) having exposure to certain securities or industry sectors that are significantly different than the composition of the Fund's benchmark; and (ii) performing differently than other funds and strategies in its peer group that do not take into account ESG criteria or the Fund's benchmark.

Equity Securities Risk

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the ability to anticipate such changes that can adversely affect the value of portfolio holdings.

Value Stock Risk

Value Stock Risk: Value stocks may never reach what the Subadvisors believe is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the Fund's performance may be lower or higher than that of funds that invest in other types of equity securities.

Market Capitalization Risk

Market Capitalization Risk: Investments in securities issued by small-, mid-, or large-cap companies will be subject to the risks associated with securities issued by companies of the applicable market capitalization.  Securities of small-cap and mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than securities of larger companies. Smaller capitalization companies frequently rely on narrower product lines and niche markets and may be more vulnerable to adverse business or market developments.  Securities issued by larger companies may have less growth potential and may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods.  In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, including those resulting from improvements in technology, and may suffer sharper price declines as a result of earnings disappointments.  There is a risk that the securities issued by companies of a certain market capitalization may underperform the broader market at any given time.

Foreign Securities Risk

Foreign Securities Risk: An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer’s “country of risk” (or similar designation) as determined by a third party such as Bloomberg (or another similar third party). The issuer’s “country of risk” is determined based on a number of criteria, which may change from time to time and currently include, but are not limited to, its country of domicile, the primary stock exchange on which it trades, the location from which the majority of its revenue comes, and its reporting currency. Although a Fund will generally rely on an issuer’s “country of risk” (or similar designation) as determined by Bloomberg (or another similar third party) when categorizing securities as either U.S. or foreign-based, it is not required to do so.

Investments in foreign (non-U.S.) securities may be riskier than investments in U.S. securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. Foreign securities may also subject the Fund's investments to changes in currency rates. Changes in the value of foreign currencies may make the return on an investment increase or decrease, unrelated to the quality or performance of the investment itself. Economic sanctions may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Fund’s investments in such securities less liquid or more difficult to value. Such sanctions may also cause a decline in the value of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country. In addition, as a result of economic sanctions and other similar governmental actions or developments, the Fund may be forced to sell or otherwise dispose of foreign investments at inopportune times or prices. The Fund may seek to hedge against its exposure to changes in the value of foreign currency, but there is no guarantee that such hedging techniques will be successful in reducing any related foreign currency valuation risk. These risks may be greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets.

Depositary Receipts Risk

Depositary Receipts Risk: Investments in depositary receipts may entail the special risks of investing in foreign securities, including currency exchange fluctuations, government regulations, and the potential for political and economic instability.

Emerging Markets Risk

Emerging Markets Risk: The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets are elevated under adverse market conditions and include: (i) smaller trading volumes for such securities and limited access to investments in the event of market closures (including due to local holidays), which result in a lack of liquidity and in greater price volatility; (ii) less government regulation, which could lead to market manipulation, and less extensive, transparent and frequent accounting, auditing, recordkeeping, financial reporting and other requirements, which limit the quality and availability of financial information; (iii) the absence of developed legal systems, including structures governing private or foreign investment or allowing for judicial redress (such as limits on rights and remedies available) for investment losses and injury to private property; (iv) loss resulting from problems in share registration and custody; (v) sensitivity to adverse political or social events affecting the region where an emerging market is located; (vi) particular sensitivity to economic and political disruptions, including adverse effects stemming from wars, sanctions, trade restrictions, recessions, depressions or other economic crises, or reliance on international or other forms of aid, including trade, taxation and development policies; and (vii) the nationalization of foreign deposits or assets.

Past Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance, as well as an additional index over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Value Index. The table also includes the average annual returns of the Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests.

Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.

Performance data for the classes varies based on differences in their fee and expense structures. Performance data is not shown for classes with less than one calendar year of performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit newyorklifeinvestments.com/funds for more recent performance information.

One of the Fund's subadvisors changed effective January 9, 2017, and the Fund's principal investment strategies changed effective February 28, 2017 and March 13, 2017.

Effective April 26, 2021, the Fund replaced both of its subadvisors and modified its principal investment strategies. The past performance in the bar chart and table prior to that date reflects the Fund’s prior subadvisors and principal investment strategies.

Annual Returns, Class I Shares(by calendar year 2014-2023)

Best Quarter
2020, Q2	22.20%
Worst Quarter
2020, Q1	-25.79%

Average Annual Total Returns (for the periods ended December 31, 2023)
After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Average Annual Total Returns - Prospectus Summary - MainStay WMC Value Fund	Label		1 Year	5 Years	Since Inception	Inception Date
Class A			2.99%	12.97%	9.08%	Jun. 09, 1999
INVESTOR CLASS			3.34%	12.67%	8.84%	Feb. 28, 2008
Class B			2.96%	12.94%	8.64%	Jun. 09, 1999
Class C			6.95%	13.10%	8.64%	Jun. 09, 1999
Class I			9.38%	14.59%	10.00%	Jan. 21, 1971
Class I | After Taxes on Distributions			8.21%	10.69%	6.85%
Class I | After Taxes on Distributions and Sales			6.32%	11.26%	7.46%
Class R6			9.40%		5.29%	Apr. 26, 2021
Russell 3000® Index1	Russell 3000® Index1	[1]	25.96%	15.16%	11.48%
Russell 1000® Value Index2	Russell 1000® Value Index2	[2]	11.46%	10.91%	8.40%
[1]	The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
[2]	The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.